THE HARTFORD GROWTH FUND (Prospectus Summary) | THE HARTFORD GROWTH FUND
THE HARTFORD GROWTH FUND SUMMARY SECTION
INVESTMENT GOAL.
The Fund seeks long-term capital appreciation.
YOUR EXPENSES.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section beginning on page 25 of the Fund's statutory prospectus and the “Purchase and Redemption of Shares” section beginning on page 161 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees THE HARTFORD GROWTH FUND (USD $)	Class A		Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%		none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	5.00%	1.00%	none	none	none	none	none
Exchange fees	none		none	none	none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses THE HARTFORD GROWTH FUND		Class A	Class B	Class C	Class I	Class R3		Class R4		Class R5		Class Y
Management fees		0.74%	0.74%	0.74%	0.74%	0.74%	[1]	0.74%	[1]	0.74%	[1]	0.74%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	[1]	0.25%	[1]	none	[1]	none
Other expenses		0.29%	0.54%	0.23%	0.28%	0.34%	[1]	0.21%	[1]	0.17%	[1]	0.06%
Total annual fund operating expenses		1.28%	2.28%	1.97%	1.02%	1.58%	[1]	1.20%	[1]	0.91%	[1]	0.80%
Fee waiver and/or expense reimbursement	[2]	none	0.23%	none	none	0.08%	[1]	none	[1]	0.01%	[1]	none
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[2]	1.28%	2.05%	1.97%	1.02%	1.50%	[1]	1.20%	[1]	0.90%	[1]	0.80%
[1]	Other expenses include an administrative services fee paid by the Fund for third party recordkeeping that is payable as a percentage of net assets in the amount of up to: 0.20% (Class R3), 0.15% (Class R4) and 0.10% (Class R5).
[2]	Hartford Funds Management Company, LLC (the 'Investment Manager') has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.30% (Class A), 2.05% (Class B), 2.05% (Class C), 1.05% (Class I), 1.50% (Class R3), 1.20% (Class R4), 0.90% (Class R5) and 0.85% (Class Y). In addition, Hartford Administrative Services Company ('HASCO'), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2015, and shall renew automatically for one-year terms thereafter unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund's operating expenses remain the same

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example THE HARTFORD GROWTH FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	673	934	1,214	2,010
Class B	708	990	1,399	2,346
Class C	300	618	1,062	2,296
Class I	104	325	563	1,248
Class R3	153	491	853	1,872
Class R4	122	381	660	1,455
Class R5	92	289	503	1,119
Class Y	82	255	444	990

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption THE HARTFORD GROWTH FUND (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	673	934	1,214	2,010
Class B	208	690	1,199	2,346
Class C	200	618	1,062	2,296
Class I	104	325	563	1,248
Class R3	153	491	853	1,872
Class R4	122	381	660	1,455
Class R5	92	289	503	1,119
Class Y	82	255	444	990

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.

Under normal circumstances, the Fund invests at least 65% of its net assets in equity securities of companies that the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), believes have superior growth potential.  The Fund may invest in companies with a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the Russell 1000 Growth Index.  The Fund may invest up to 20% of its net assets in securities of foreign issuers and non-dollar securities.  Wellington Management utilizes what is sometimes referred to as a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale.

MAIN RISKS.

The primary risks of investing in the Fund are described below.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund's statutory prospectus.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Growth Orientation Risk -  If the sub-adviser incorrectly assesses a company's prospects for growth or how other investors will value the company's growth, then the price of the company's stock may decrease, or may not increase to the level anticipated by the sub-adviser. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors' perceptions of the issuing company's growth potential. Also, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund's investment objective will be achieved.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund's investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund's foreign investments.

The Fund is subject to certain other risks, which are described elsewhere in the Fund's statutory prospectus.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordfunds.com.  The returns:

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower if the Fund's operating expenses had not been limited.

The bar chart:

•                  Shows how the Fund's total return has varied from year to year

•                  Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

•                  Shows the returns of the Fund's Class A shares. Because all of the Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 20.14% (1st quarter, 2012) Lowest -20.56% (4th quarter, 2008)
AVERAGE ANNUAL RETURNS.

The table below shows returns for the Fund over time compared to those of a broad-based market index.  After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.  Returns prior to the inception date of certain classes of shares may reflect returns of another class of shares.  For more information regarding returns see the “Performance Notes” section in the Fund's statutory prospectus.

Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average annual total returns for periods ending December 31, 2013 (including sales charges)
Average Annual Total Returns THE HARTFORD GROWTH FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A - Return Before Taxes	27.64%	16.51%	5.88%
Class A After Taxes on Distributions	Class A - After Taxes on Distributions	24.38%	15.91%	5.37%
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	18.10%	13.34%	4.75%
Class B	Class B - Return Before Taxes	29.06%	16.78%	5.87%
Class C	Class C - Return Before Taxes	33.22%	17.00%	5.73%
Class I	Class I - Return Before Taxes	35.41%	18.20%	6.73%
Class R3	Class R3 - Return Before Taxes	34.76%	17.55%	6.45%
Class R4	Class R4 - Return Before Taxes	35.19%	17.91%	6.69%
Class R5	Class R5 - Return Before Taxes	35.55%	18.16%	6.86%
Class Y	Class Y - Return Before Taxes	35.66%	18.40%	7.00%
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	33.48%	20.39%	7.83%